Deferred income (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Deferred Income [Abstract]
Current	₨ 2,822,787	₨ 2,083,932
Non - Current	3,289,882	3,053,428
Total	₨ 6,112,669	₨ 5,137,360